Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Segment	The following table presents the segment results for the six months ended March 31, 2026 and 2025:

	2026	2025
Revenues	$18,413,179	$12,248,499
Cost of revenues	(22,188,832)	(10,700,185)
Gross profit (loss)	(3,775,653)	1,548,314
Gross margin	(20.5)%	12.6%
Operating expenses:
Selling and marketing	(10,097)	(15,429)
General and administrative	(669,909)	(885,228)
Share-based compensation	—	(14,236,000)
Total operating expenses	(680,006)	(15,136,657)
Loss from operations	(4,455,659)	(13,588,343)
Operating margin	(24.2)%	(110.9)%
Other income (expense), net:
Other income (expense)	(2,584)	10,089
Interest income, net	78	1,278
Total other income (expense), net	(2,506)	11,367
Loss before taxes	(4,458,165)	(13,576,976)
Income tax benefit (expense)	700,850	(142,362)
Net loss	$(3,757,315)	$(13,719,338)
Based on management’s assessment, the Company determined it has one operating segment.
	2025	2024	2023
Revenues	$21,150,042	$35,611,761	$50,278,937
Cost of revenues	(18,864,549)	(29,275,274)	(45,309,410)
Gross profit	2,285,493	6,336,487	4,969,527
Profit margin	10.8%	17.8%	9.9%

Operating expenses:
Selling and marketing	(25,497)	(32,738)	(34,132)
General and administrative	(1,184,369)	(1,118,217)	(1,141,069)
Share-based compensation	(14,236,000)	—	—
Total operating expenses	(15,445,866)	(1,150,955)	(1,175,201)
Income (loss) from operations	(13,160,373)	5,185,532	3,794,326
Operating margin	-62.2%	14.6%	7.6%

Other income(loss), net:
Other income	1,213	5,290	30,541
Other expenses	—	(2,726)	—
Interest income, net	1,464	(2,446)	10,269
	2,677	118	40,810
Income (loss) before taxes	(13,157,696)	5,185,650	3,835,136
Income tax	(212,053)	(903,282)	(679,815)
Net income (loss)	$(13,369,749)	$4,282,368	$3,155,321